Fees Summary	Mar. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 23,000
Previously Paid Amount	0.00
Total Fee Amount	3.52
Total Offset Amount	0.00
Net Fee	3.52
Narrative - Max Aggregate Offering Price	$ 23,000
Final Prospectus	true